Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Expected future pension benefit payments:
2014	$ 2,331
2015	2,561
2016	2,829
2017	3,165
2018	3,592
2019-2023	$ 25,849